Trade and Other Receivables - Schedule of Allowance for Doubtful Accounts (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Doubtful Accounts [Line Items]
Allowance for doubtful accounts, beginning of year	$ 6,467	$ 4,901
Provisions for impaired receivables	6,552	2,881
Receivables written off	(4,385)	(1,242)
Impact of foreign exchange	267	(73)
Allowance for doubtful accounts, end of year	$ 8,901	$ 6,467